Property, plant and equipment	12 Months Ended
Dec. 31, 2020
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Property, plant and equipment
Note 7. Property, plant and equipment
Accounting policy
Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.
Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.
The estimated useful lives are as follows:

•	Buildings and other outside improvements 10-20 years
•	Leasehold improvements 5-10 years
•	Office furniture 10 years
•	Laboratory equipment 3-10 years
•	Office equipment 5 years
•	IT equipment 3 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.
Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”

Before IFRS 16 adoption as of January 1, 2019, payments made under operating leases were expensed on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.
If, according to the terms of a lease, it appeared that substantially all the risks and rewards incidental to ownership were transferred from the lessor to the lessee, the associated leased assets were initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. Finance lease assets were transferred to
Right-of-use
assets upon adoption. The associated financial obligations were reported in the line item
“non-current
financial debt” and “current financial debt.” Such amounts were reclassified to lease debts on the date of adoption.
Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2018	3,159	2,505	753	809	7,226

Additions to tangible assets	879	1,622	1,820	1,942	6,263
Disposal of tangible assets	—	(49)	(690)	(426)	(1,164)
Reclassification	39	216	793	(1,053)	(6)
Depreciation expense	(758)	(854)	(478)	—	(2,091)
Translation adjustments	(90)	(46)	(27)	(25)	(188)

Net book value as of December 31, 2018	3,229	3,393	2,172	1,247	10,041

Gross value at end of period	7,604	13,297	3,215	2,045	26,160
Accumulated depreciation and impairment at end of period	(4,375)	(9,903)	(1,043)	(798)	(16,119)
Net book value as of January 1, 2019	3,229	2,084	2,172	1,247	8,732

Additions to tangible assets	318	374	329	16,563	17,584
Disposal of tangible assets	—	(10)	(1)	(419)	(430)
Reclassification	15	1,974	630	(2,624)	(5)
Depreciation expense	(192)	(1,247)	(684)	—	(2,123)
Translation adjustments	(40)	(15)	(11)	20	(46)

Net book value as of December 31, 2019	3,330	3,160	2,435	14,787	23,712

Gross value at end of period	7,833	13,962	4,149	15,585	41,529
Accumulated depreciation and impairment at end of period	(4,503)	(10,802)	(1,714)	(798)	(17,817)
Net book value as of January 1, 2020	3,330	3,160	2,435	14,787	23,712

Additions to tangible assets	5,248	2,034	854	41,946	50,082
Disposal of tangible assets	4	(122)	—	—	(118)
Reclassification	8,258	692	670	(9,696)	(76)
Depreciation expense	(817)	(1,464)	(861)	—	(3,141)
Translation adjustments	742	136	73	264	1,215

Net book value as of December 31, 2020	16,765	4,436	3,171	47,301	71,673

Gross value at end of period	22,518	17,381	5,843	47,301	93,043
Accumulated depreciation and impairment at end of period	(5,752)	(12,946)	(2,672)	(0)	(21,370)

*	See note 2.2 on IFRS16 application

No assets have been pledged as security for financial liabilities. There is no restriction on title of property, plant and equipment.
In 2017, Calyxt entered into a transaction whereby it sold a certain land and building (with a total net book value of $9.2 million), which was considered a sale under applicable accounting guidance and then entered into an operating lease for this property. The sale and lease-back agreement has a defined lease term and was classified as an operating lease agreement under IAS 17. According to IFRS 16, this lease receives the standard accounting treatment for operating leases existing at the date of initial application and the value of the right-of-use
asset is adjusted for the amount of the net deferred losses recognized in the statement of financial position immediately before the date of initial application, which was $1.8 million.
For the year ended December 31, 2020, we continued our investments in research and development equipment in both the United States of America and France. The addition in tangible assets reflects improvements of Calyxt and Cellectis sites for $5.2 million and other equipment for $2.9 million ($2.0 million of technical equipment and $0.9 million of other equipment).
Assets under construction as of December 31, 2020 primarily relates to Cellectis’ new raw materials manufacturing facility in Paris ($2.3 million), a new commercial manufacturing facility in Raleigh, North Carolina ($37.9 million), and the balance relates to capital expenditure in New York office and in the Plants Segment. These amounts include $6.6 million related to internal costs capitalization.

The assets put into service in 2020 amount to $5.5 million for Cellectis Paris, to $3.5 million for Raleigh manufacturing facility and to $0.6 million for Calyxt.